Stock-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 679	$ 510	$ 534
Income tax benefits	(155)	(116)	(131)
Net stock-based compensation cost	524	393	403
Unrecognized compensation cost related to non-vested awards	$ 1,200
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 6 months
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 100	82	91
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	453	361	384
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 126	$ 67	$ 59